U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.       Name and address of issuer:  Keystone Small Company Growth Fund (S-4)
                                      200 Berkeley Street
                                      Boston, MA  02116


2.       Name of each series or class of funds for which this notice is filed:

                  Keystone Small Company Growth Fund (S-4)
                  Shares of beneficial interest, $1.00 par value


3.       Investment Company Act File Number:  811-101

         Securities Act File Number: 2-10529


4.       Last day of fiscal year for which this notice is filed:

                  May 31, 1997


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year, but before termination of the issuer's 24f-2 declaration:

                  Not applicable


6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable:

                  Not applicable


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                     -0-

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                       22,254,674
                         $289,995


9. Number and aggregate sale price of securities sold during the fiscal year:

                      121,645,715
                   $1,018,919,437


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                       99,391,041
                   $  832,896,924


11: Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                       19,925,079
                     $168,366,921


12.      Calculation of registration fee:

          (i)    Aggregate sale price of
                 securities sold during
                 the fiscal year in reliance
                 on Rule 24f-2 (from Item 10):                  $  832,896,924
                                                               ---------------

          (ii)   Aggregate price of shares
                 issued in connection with
                 dividend reinvestment plans
                 (from Item 11, if applicable):                 +  168,366,921

          (iii)  Aggregate price of shares
                 redeemed or repurchased
                 during the fiscal year (if
                 applicable):                                  - 1,402,606,782
                                                                --------------

          (iv)   Aggregate   price  of  shares
                 redeemed  or  repurchased and
                 previously  applied as a reduction
                 to filing fees  pursuant to Rule
                 24e-2 (if applicable):                        -      -0-

          (v)    Net aggregate  price of  securities
                 sold and issued during the fiscal
                 year in  reliance on Rule 24f-2
                 [line (i),  plus line (ii), less line
                 (iii), plus line (iv)] (if applicable):      $   (401,342,937)
                                                              ----------------

          (vi)   Multiplier prescribed by
                 Section 6(b) of the Secu-
                 rities Act of 1933 or other
                 applicable law or regulat                    x        1/3300

          (vii)  Fee due [line (i) or line
                 (v) multiplied by line (vi)]                 $       -0-


13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                           Not applicable

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                           Not applicable



                                   SIGNATURES


         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         By (Signature and Title):          /s/ John J. Pileggi

                                            President


         Date: July 29, 1997

                                                          July 29, 1997



Keystone Small Company Growth Fund (S-4)
200 Berkeley Street
Boston, Massachusetts  02116-5034


Re: Notice Pursuant to Rule 24f-2 under the Investment Company Act of 1940 (the "1940 Act")


Ladies and Gentlemen:

     I am General Counsel to Keystone Investment Management Company, investment adviser to Keystone Small Company Growth Fund (S-4) (the "Fund"). You have asked for my opinion with respect to the issuance of 99,391,041 additional shares of the Fund under the Fund's Declaration of Trust, as amended (the "Declaration of Trust"), and pursuant to the Fund's indefinite registration of such shares under Rule 24f-2 under the 1940 Act. The Fund is filing its Form 24f-2 to which this opinion is appended to make the issuance of such shares definite in number for its fiscal year ended May 31, 1997.

         To my knowledge, a Prospectus is on file with the Securities and Exchange Commission as part of Post-Effective Amendment No. 124 to the Fund's Registration Statement under the Securities Act of 1933, as amended, covering the public offering and sale of the Fund's shares for the period during which such shares were issued.

         In my opinion, such shares, if issued and sold in accordance with the Fund's Declaration of Trust, By-Laws, and offering Prospectus, were legally issued, fully paid, and nonassessable by the Fund, entitling the holders thereof to the rights set forth in the Declaration Trust and By-Laws and subject to the limitations stated therein.

         My opinion is based upon my examination of the Declaration of Trust; a review of the minutes of the Fund's Board of Trustees, signed by the Secretary of the Fund, authorizing the registration of shares pursuant to Rule 24f-2 under the 1940 Act and the issuance of such additional shares; and the Fund's Prospectus. In my examination of such documents, I have assumed the genuineness of all signatures and the conformity of copies to originals.

         I hereby consent to the use of this opinion in connection with the Fund's Form 24f-2 making definite the number of such additional shares issued.


                                                     Sincerely yours,

                                                     /s/Rosemary D. Van Antwerp

                                                     Rosemary D. Van Antwerp
                                                     General Counsel